Schedule of contractual maturity analysis of financial instruments (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,471,018	$ 1,180,439
Financial liabilities	(744,489)	(1,570,330)
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(382,472)	(1,267,496)
Not later than three months [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(33,726)	(31,234)
Not later than three months [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(328,291)	(271,600)
Not later than three months [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	594,671	275,875
Not later than three months [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	876,347	904,564
Not later than three months [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets	29,942	29,942
Financial liabilities	(269,173)	(301,344)
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three months and not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(170,184)	(301,344)
Later than three months and not later than one year [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(98,989)
Later than three months and not later than one year [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	29,942	29,942
Current [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,500,960	1,210,381
Financial liabilities	(1,013,662)	(1,871,674)
Current [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(382,472)	(1,267,496)
Current [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(203,910)	(332,578)
Current [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(427,280)	(271,600)
Current [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	594,671	275,875
Current [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	876,347	904,564
Current [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 29,942	$ 29,942